As filed with the Securities and Exchange Commission on March 30, 2011

Investment Company Act File Number 811-3955

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

New York Daily Tax Free Income Fund, Inc.
 (Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: April 30th

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
January 31, 2011
(UNAUDITED)

					Rating (a)
Face		Maturity	Interest	Value		Standard
Amount		Date	Rate	(Note 1)	Moody's	& Poor's
Tax Exempt Commercial Paper (2.51%)
$5,650,000	New York Long Island Power Authority LOC State Street Bank & Trust Company	06/08/11	0.30%	$5,650,000	P-1	A-1+
5,650,000	Total Tax Exempt Commercial Paper			5,650,000

Tax Exempt General Obligation Notes and Bonds (23.59%)
$2,500,000	Byron-Bergen CSD Genesee, Monroe and Orleans Counties, NY BAN 2010 (b)	07/22/11	0.78%	$2,505,491
6,500,000	Chazy CSD, Clinton County, NY GO BAN - Series 2010 (b)	06/30/11	1.25	6,519,646
7,195,000	City School District of the City of Beacon Dutchess County, NY BAN - Series 2010 (b)	06/30/11	0.80	7,208,100
3,000,000	City School District of the City of Oneonta,Otsego County, NY GO RAN - Series 2010 (b)	08/12/11	0.98	3,004,209
1,000,000	Dundee CSD, Yates and Schuyler Counties, NY BAN - Series 2010	06/22/11	1.17	1,001,259	MIG-1	A-1
4,995,000	Evans - Brant (Lake Shore) CSD, Erie County, NY BAN - Series 2010	10/25/11	0.70	5,005,841		A-1
5,096,000	Medina CSD BAN, NY (b)	06/24/11	0.81	5,104,684
4,000,000	Medina CSD, Orleans, Niagara and Genesee Counties, NY BAN - Series 2010 (b)	06/24/11	0.85	4,002,338
7,000,000	North Syracuse CSD, Onondaga County, NY GO RAN – Series 2010 (b)	06/17/11	0.85	7,016,791
3,500,000	Pearl River Union Free School District, County of Rockland, NY TAN 2010-2011 (b)	06/29/11	0.83	3,502,391
6,500,000	Peru CSD, Clinton County, NY BAN - Series 2010 (b)	06/22/11	0.97	6,506,955
1,800,483	Victor CSD, Ontario, Monroe and Wayne Counties, NY BAN - Series 2010 (b)	09/30/11	0.80	1,802,832
53,086,483	Total Tax Exempt General Obligation Notes and Bonds			53,180,537

Tax Exempt Variable Rate Demand Instruments (c)(71.56%)
$1,000,000	City of New York GO Bonds, Fiscal 1994 E-2 LOC JPMorgan Chase Bank, N.A.	08/01/20	0.24%	$1,000,000	VMIG-1	A-1+
3,100,000	City of New York GO Bonds, Fiscal 2006 Series I subseries I-3 LOC Bank of America, N.A.	04/01/36	0.29	3,100,000	VMIG-1	A-1+
1,245,000	County of Monroe, NY IDA RB (Jada Precision Plastics Co., Inc. Project) – Series 1997 (d) LOC Bank of America, N.A.	12/01/13	1.30	1,245,000		A-1
6,000,000	Dormitory Authority of the State of New York, University of Rochester RB - Series 2006 LOC Bank of America, N.A.	07/01/27	0.27	6,000,000	P-1	A-1
1,900,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility Project) – Series 2005A LOC JPMorgan Chase Bank, N.A.	07/01/35	0.29	1,900,000		A-1+
700,000	Forest City New Rochelle, NY RB Certificate Trust – Series 2003 LOC Wachovia Bank, N.A.	06/01/11	0.39	700,000	VMIG-1
2,500,000	Long Island Power Authority, NY Electric System Subordinated RB Subseries 2B LOC Bayerische Landesbank A.G.	05/01/33	0.29	2,500,000	VMIG-1	A-1+
2,000,000	Long Island Power Authority, NY Electric System Series 1, 2, and 3 Subordinated RB Subseries 3B LOC Westdeutsche Landesbank AG	05/01/33	0.26	2,000,000	VMIG-1	A-1+
4,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008B-1 LOC Bank of Nova Scotia	11/01/34	0.26	4,900,000		A-1+
8,400,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008 B-4 LOC KBC Bank, N.A.	11/01/34	0.26	8,400,000		A-1+
2,000,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008B-2 LOC BNP Paribas	11/01/34	0.26	2,000,000		A-1+
4,350,000	New York City, NY GO – Fiscal 1994, Series A-4 LOC Bayerische Landesbank A.G.	08/01/22	0.32	4,350,000	VMIG-1	A-1+
1,700,000	New York City, NY GO – Fiscal 2004, Series H-1 LOC Bank of New York Mellon	03/01/34	0.24	1,700,000	VMIG-1	A-1+
7,760,000	New York City, NY GO – Fiscal 2004, Series A-3 LOC BNP Paribas	08/01/31	0.27	7,760,000	VMIG-1	A-1+
1,770,000	New York City, NY GO – Fiscal 2004, Series A-6 LOC Landesbank Baden – Wurttemberg	08/01/31	0.27	1,770,000	VMIG-1	A-1+
2,505,000	New York City, NY GO – Fiscal 2004, Series H-2 LOC Bank of New York Mellon	03/01/34	0.25	2,505,000	VMIG-1	A-1+
1,000,000	New York City, NY GO – Fiscal 2004, Series H-4 LOC Bank of New York Mellon	03/01/34	0.23	1,000,000	VMIG-1	A-1+
3,400,000	New York City, NY GO – Fiscal 2004, Series H-5 LOC Dexia CLF	03/01/34	0.30	3,400,000	VMIG-1	A-1+
5,000,000	New York City, NY GO – Fiscal 2006, Series F-3 LOC Sumitomo Mitsui Banking Corporation	09/01/35	0.26	5,000,000	VMIG-1	A-1+
3,000,000	New York City, NY GO – Fiscal 2006, Series H Subseries H-1 and H-2 LOC Dexia CLF	01/01/36	0.26	3,000,000	VMIG-1	A-1+
1,000,000	New York City, NY GO Series 1994 E-5 LOC JPMorgan Chase Bank, N.A.	08/01/17	0.24	1,000,000	VMIG-1	A-1+
2,700,000	New York City, NY HDC Multi-Family Rental Housing RB (2 Gold Street) – Series 2006A (b) Guaranteed by Federal National Mortgage Association	04/15/36	0.25	2,700,000
2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A (d) Guaranteed by Federal Home Loan Mortgage Corporation	03/01/38	0.28	2,900,000	P-1	A-1+
5,200,000	New York City, NY HDC Multi-Family Mortgage RB (Brookhaven Apartments Project) – Series 2004A (d) LOC Citibank, N.A.	01/01/36	0.30	5,200,000		A-1
1,245,000	New York City, NY IDA Civic Facility RB (1991 Church of the Heavenly Rest Day School Project) LOC Commerce Bank	07/01/21	0.28	1,245,000	VMIG-1
5,000,000	New York City, NY IDA Civic Facility RB (Jamaica First Parking, LLC Project) - Series 2004 LOC JPMorgan Chase Bank, N.A.	03/01/34	0.29	5,000,000		A-1+
8,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004 LOC Lloyds PLC	12/01/39	0.27	8,300,000	VMIG-1
3,000,000	New York City, NY Trust for Cultural Resources RB (Alvin Ailey Dance Foundation) – Series 2003 LOC Citibank, N.A.	07/01/33	0.26	3,000,000	VMIG-1	A-1
10,000,000	New York Liberty Development Corporation RB (Goldman Sachs Headquarters Issue) – Series 2005 LOC Wells Fargo, N.A.	10/01/35	0.31	10,000,000		A-1
1,300,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A	07/01/29	0.28	1,300,000	VMIG-1	A-1+
1,465,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009 LOC TD Bank, N.A.	01/01/39	0.26	1,465,000	VMIG-1
3,300,000	New York State Energy Research and Development Authority and Electric Facilities RB (Long Island Lighting Company Project) - 1997 Series A (d) LOC Royal Bank of Scotland PLC	12/01/27	0.31	3,300,000	VMIG-1
5,000,000	New York State Housing Finance Agency RB (600 West 42nd Street Housing) – Series 2009A LOC Bank of New York Mellon	11/01/41	0.26	5,000,000	VMIG-1
2,800,000	New York State Housing Finance Agency RB (Archstone Westbury Apartments Project) – Series 2004A (d) LOC Bank of America, N.A.	11/01/36	0.33	2,800,000	VMIG-1
3,700,000	New York State Housing Finance Agency RB (350 West 43rd Street Project) – Series 2004A (d) LOC Landesbank Hessen -Thuringen Girozentrale	11/01/34	0.34	3,700,000	VMIG-1
2,900,000	New York State Housing Finance Agency RB (80 Dekalb Avenue) – Series 2009B (b) LOC Wachovia Bank, N.A.	05/01/42	0.25	2,900,000
3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) - Series 2006A (d) Collateralized by Federal National Mortgage Association	05/15/36	0.30	3,900,000	VMIG-1
3,750,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) - Series 2006A (d) Guaranteed by Federal National Mortgage Association	05/15/36	0.30	3,750,000	VMIG-1
650,000	New York State Housing Finance Agency RB (Normandie Court I Housing Project) – Series 1991A LOC Landesbank Hessen – Thuringen Girozentrale	05/15/15	0.27	650,000	VMIG-1	A-1+
1,875,000	New York State Local Government Assistance Corporation - Series 1995E LOC Landesbank Hessen -Thuringen Girozentrale	04/01/25	0.27	1,875,000	VMIG-1	A-1+
9,500,000	New York State Urban Development Corporation Service Contract Revenue Refunding Bonds– Series 2008A Subseries 2008A-5 LOC TD Bank, N.A.	01/01/30	0.25	9,500,000		A-1+
3,580,000	North Amityville Fire Company Inc., Fire Department RB – Series 2003 LOC Citibank, N.A.	09/01/23	0.58	3,580,000		A-1
3,900,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006 LOC U.S. Bank, N.A.	12/01/36	0.25	3,900,000		A-1+
3,000,000	Suffolk County, NY IDA Civic Facility RB (Touro College Project) – Series 2007 LOC JPMorgan Chase Bank, N.A.	06/01/37	0.29	3,000,000	VMIG-1	A-1+
1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998 (d) LOC Bank of New York Mellon	10/01/13	0.34	1,500,000	P-1	A-1+
4,905,000	Triborough Bridge and Tunnel Authority General RB (MTA Bridge and Tunnels) – Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.24	4,905,000	VMIG-1	A-1+
750,000	Trust for Cultural Resources of the County of Onondaga, NY RB (Syracuse University Project) - Series 2010A LOC Bank of America, N.A.	12/01/29	0.28	750,000	VMIG-1	A-1
161,350,000	Total Tax Exempt Variable Rate Demand Instruments			161,350,000
	Total Investments (97.66%) (Cost $220,180,537 †)			$220,180,537
	Cash and Other Assets, Net of Liabilities (2.34%)			5,286,512
	Net Assets (100.00%)			$225,467,049

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Class A, 133,074,432 shares outstanding			$1.00
	Class B, 2,816,604 shares outstanding			$1.00
	Advantage Shares, 89,573,483 shares outstanding			$1.00

FOOTNOTES:

(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)	Security subject to alternative minimum tax.

KEY:
BAN =	Bond Anticipation Note
CSD =	Central School District
GO =	General Obligation
HDC =	Housing Development Corporation
IDA =	Industrial Development Authority
LOC =	Letter of Credit
MTA =	Metropolitan Transportation Authority
RAN =	Revenue Anticipation Note
TAN =	Tax Anticipation Note
RB =	Revenue Bond

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2  – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3  – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the New York Daily Tax Free Income Fund’s investments as of January 31, 2011:

	Description	Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical	Inputs	Inputs
		Assets	(Level 2)	(Level 3)
		(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .........................................	$ -0-	220,180,537	$ -0-

	Total....................................................................................................................................................................................................	$ -0-	$220,180,537	$ -0-

	For the period ended January 31, 2011, there was no Level 1 or 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.